Submission	Dec. 20, 2024
Submission [Line Items]
Central Index Key	0000866729
Registrant Name	Scholastic Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A